Share Capital (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number	Weighted Average
	of Warrants	Exercise Price

Balance - September 1, 2016	15,713,485 (1)	$0.237
Exercised	(2,275,000)	0.150
Expired	(3,448,485)	0.490

Balance - August 31, 2017	9,990,000 (1)	0.169
Issued pursuant to equity offerings (note 14b(v) (vi))	6,550,000	0.135
Expired	(9,960,000)	0.168

Balance - August 31, 2018	6,580,000 (1)	0.136
Issued pursuant to equity offerings (note 14b(viii))	2,687,500	0.120
Exercised	(1,000,000)	0.120
Expired	(10,000)	0.490

Balance - August 31, 2019	8,257,500 (1)	$0.132

(1) Does not include the additional warrants as disclosed below.

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number	Average
	of Options	Exercise Price

Balance - September 1, 2016	10,640,000	$0.96
Granted	3,180,000	0.17
Expired	(3,075,000)	2.15
Forfeited	(410,000)	0.86

Balance - August 31, 2017	10,335,000	0.37
Granted	2,345,000	0.12
Exercised	(50,000)	0.11
Expired	(1,215,000)	0.91
Forfeited	(70,000)	0.44

Balance - August 31, 2018	11,345,000	0.26
Granted	3,020,000	0.10
Exercised	(200,000)	0.10
Expired	(3,875,000)	0.43
Forfeited	(893,750)	0.17

Balance - August 31, 2019	9,396,250	$0.16

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	August 31,	August 31,	August 31,
	2019	2018	2017

Exercise price	$0.10	$0.12	$0.17
Closing market price on day preceding date of grant	$0.08	$0.12	$0.17
Risk-free interest rate	1.80%	1.88%	0.75%
Expected life (years)	3.3	3.1	3.0
Expected volatility	63%	59%	77%
Expected dividend yield	Nil	Nil	Nil
Grant date fair value	$0.03	$0.05	$0.08
Forfeiture rate	15%	15%	16%

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
			Weighted Average
	Number of Options		Remaining
Exercise Price Range	Outstanding	Exercisable	Contractual Life

$0.40 - $0.47	175,000	175,000	0.0 years
$0.30 - $0.39	505,000	505,000	0.7 years
$0.20 - $0.29	1,540,000	1,418,750	0.7 years
$0.15 - $0.19	1,036,250	643,750	2.4 years
$0.08 - $0.14	6,140,000	3,405,000	2.4 years

	9,396,250	6,147,500

Disclosure of number and weighted average exercise prices of brokers compensation warrants [Table Text Block]
	Number of	Weighted
	Compensation	Average
	Warrants	Exercise Price

Balance - September 1, 2016	2,212,612	$0.38
Issued pursuant to equity offerings (note 14b(i)(ii)(iii)(iv))	812,727	0.18
Expired	(1,732,612)	0.44

Balance - August 31, 2017	1,292,727	0.16
Issued pursuant to equity offering (note 14b(v)(vi))	420,000	0.15
Exercised	(300,000)	0.11
Expired	(180,000)	0.18

Balance - August 31, 2018	1,232,727	0.17
Expired	(812,727)	0.18

Balance - August 31, 2019	420,000	$0.15